Submission	Nov. 20, 2025
Submission [Line Items]
Central Index Key	0000882796
Registrant Name	BioCryst Pharmaceuticals, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A